Organization and Nature of Business (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Segment reporting
Accumulated losses	$ 773,189,000	$ 610,328,000
Cash and cash equivalents	467,502,000	377,542,000
Short-term investments	358,698,000	634,158,000
Unutilized bank borrowing facilities	$ 177,814,000	$ 157,430,000